Income Taxes - Summary of components of Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Federal	$ (10,689)	$ 9,535	$ 5,170
State	(611)	1,246	1,321
Current Income Tax Expense (Benefit)	(11,300)	10,781	6,491
Deferred
Federal	(7,374)	(2,445)	(2,595)
State	(674)	(1,620)	(322)
Deferred Income Tax Expense (Benefit)	(8,048)	(4,065)	(2,917)
Income Tax Expense (Benefit)	$ (19,348)	$ 6,716	$ 3,574